Stock-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Stock-Based Compensation
Summary of the total compensation expense and associated recognized income tax benefits
A summary of the total compensation expense and associated income tax benefits recognized under our Hertz Global Holdings, Inc. Stock Incentive Plan and Hertz Global Holdings, Inc. Director Stock Incentive Plan, or the "Prior Plans," and the Omnibus Plan, including the cost of stock options, RSUs, and PSUs, is as follows (in millions of dollars):

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Compensation expense	$11.7	$7.5	$19.7	$15.0
Income tax benefit	(4.5)	(2.9)	(7.6)	(5.8)
Total	$7.2	$4.6	$12.1	$9.2

A summary of the total compensation expense and associated income tax benefits recognized under the Prior Plans and the Omnibus Plan, including the cost of stock options, RSUs, and PSUs, is as follows (in millions of dollars):

	Years Ended December 31,
	2012	2011	2010
Compensation expense	$30.3	$31.0	$36.6
Income tax benefit	(11.7)	(12.0)	(14.2)
Total	$18.6	$19.0	$22.4